IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Market Risk [line items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	10 days
Positive trading days	85.00%
Percentage of P&C deposits in total funding	70.00%
100 bps increase [member]
Market Risk [line items]
EVE Sensitivity	$ (2,005)	$ (2,119)	$ (1,832)
Increase (decrease) in EVE from last quarter	114
NII Sensitivity	2,036	1,602	890
Increase (decrease)in NII from last quarter	434
100 bps decrease [member]
Market Risk [line items]
EVE Sensitivity	235	322	618
Increase (decrease) in EVE from last quarter	87
NII Sensitivity	(969)	$ (1,140)	$ (1,231)
Increase (decrease)in NII from last quarter	$ 171